Shareholder Fees - PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND	May 31, 2025
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
CLASS Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	This charge is eliminated after one year.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.